Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2025
Acquisitions and Divestitures
Acquisitions and Divestitures
2.	Acquisitions and Divestitures

Acquisitions

In 2025 and 2024, we did not make any material acquisitions.

On February 16, 2023, we completed the acquisition of Market Scan Information Systems, Inc. (“Market Scan”), a leading provider of automotive pricing and incentive intelligence, including Automotive Payments as a ServiceTM and its powerful payment calculation engine. The addition of Market Scan enabled the integration of detailed transaction intelligence in areas that are complementary to existing services for dealers, OEMs, lenders, and other market participants.

The total purchase consideration for the acquisition of $223 million consisted of $214 million of cash consideration and a contingent consideration liability (which is recorded at fair value) of $9 million, presented within Other non-current liabilities in the table below.

Allocation of Purchase Price

Our acquisition of Market Scan was accounted for using the purchase method. Under the purchase method, the excess of the purchase price over the fair value of the net assets acquired is allocated to goodwill and other intangibles. The goodwill recognized on our acquisition is largely attributable to anticipated operational synergies and growth opportunities as a result of the acquisition.

The following table presents the final allocation of the purchase price to the assets and liabilities of Market Scan as result of the acquisition.

(in millions)
Assets acquired
Current assets	$4
Property and equipment	1
Right of use assets	1
Goodwill	150
Other intangible assets	97
Total assets acquired	$253
Liabilities assumed
Accounts payable	$2
Unearned revenue	2
Lease liabilities – non-current	1
Deferred tax liability – non-current	25
Other non-current liabilities	9
Total liabilities assumed	$39
Net assets acquired	$214

Acquired Identifiable Intangible Assets

The following table sets forth the fair values of the components of the identifiable intangible assets acquired and their useful lives:

		Weighted
		Average
(in millions)	Fair Value	Useful Lives
Databases and software	$10	8 years
Customer relationships	81	20 years
Trade names	6	7 years
Total Identifiable Intangible Assets	$97	18 years

Acquisition-Related Expenses

During the years ended December 31, 2024 and 2023, the Company incurred approximately $2 million and $3 million of acquisition-related costs related to the acquisition of Market Scan which are classified as selling and general expenses within the combined statements of income.

The revenue and pre-tax income attributable to Market Scan since the acquisition was $25 million and $2 million, respectively, for the year ended December 31, 2023. Pro forma results of operations for this acquisition have not been presented as it is not material to the combined results of operations given the acquisition closed on February 16, 2023.

Divestitures

In 2025 and 2024, we did not make any dispositions.

In 2023, we completed the disposition of Catalyst for Aftersales, our focused automotive aftersales business, and recorded a loss on the disposition of less than $1 million which is included in Other income, net in our combined statement of income. This disposition was not material to our combined financial statements.